Consolidated Statements of Stockholders' Equity (unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2023	$ 16,714	$ 17,391,148	$ (11,090,050)	$ 6,317,812
Beginning balance, shares at Dec. 31, 2023	167,138,069
Private placement, net	$ 500	147,841	0	148,341
Private placement, net, shares	5,000,000
Warrant liability	$ 0	(68,774)	0	(68,774)
Stock based compensation	0	555	0	555
Stock issued to pay off debt	$ 69	25,265	0	25,334
Stock issued to pay off debt, shares	685,564
Net income	$ 0	0	(121,816)	(121,816)
Ending balance, value at Mar. 31, 2024	$ 17,283	17,496,035	(11,211,866)	6,301,452
Ending balance, shares at Mar. 31, 2024	172,823,633
Beginning balance, value at Dec. 31, 2024	$ 19,479	17,861,545	(11,726,568)	6,154,456
Beginning balance, shares at Dec. 31, 2024	194,803,633
Net income	$ 0	0	102,858	102,858
Ending balance, value at Mar. 31, 2025	$ 19,479	$ 17,861,545	$ (11,623,710)	$ 6,257,314
Ending balance, shares at Mar. 31, 2025	194,803,633